PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

11.         PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of December 31,
	2021	2022
Furniture, fixture and equipment	3,209	3,627
Leasehold improvement	15,271	16,003
Motor vehicles	500	661
Total	18,980	20,291
Less: accumulated depreciation	(12,584)	(13,429)
	6,396	6,862

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were $9,239, $10,555 and $4,216 respectively, of which $7,509, $8,549 and $2,536 were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded impairment loss for the property, plant and equipment of $374, $nil and $nil respectively, of which $374, $nil and $nil were related to discontinued operations for the years ended December 31, 2020, 2021 and 2022, respectively.